ONE SHELL PLAZA	AUSTIN
910 LOUISIANA	BEIJING
HOUSTON, TEXAS 77002-4995 TEL +1 713.229.1234 FAX +1 713.229.1522 www.bakerbotts.com	DALLAS DUBAI HONG KONG HOUSTON LONDON MOSCOW NEW YORK RIYADH WASHINGTON
June 18, 2007
074395.0120
BY EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Encore Energy Partners LP
Amendment No. 1 to Registration Statement on Form S-1
Ladies and Gentlemen:
             On behalf of Encore Energy Partners LP (the “Registrant”), we submit for filing under the Securities Act of 1933, as amended (the “Act”), and the applicable rules and regulations under the Act, Amendment No. 1 to Registration Statement on Form S-1 (Registration No. 333-142847) to register the issuance of common units representing limited partner interests of the Registrant.
             If any questions should arise in the course of your review of the Registration Statement, please call the undersigned at 713-229-1268.

Very truly yours,
/s/ Sean T. Wheeler
Sean T. Wheeler

cc:	Carmen Moncada Terry Securities and Exchange Commission